Segment reporting, Reconciliation of Segment Adjusted EBITDA and Group Adjusted EBITA (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Adjusting items [Abstract]
U.S. listing costs	$ 9,077	$ 0	$ 0
Acquisition transaction costs	8,177	0	0
Unallocated income, expenses and eliminations [Abstract]
Finance income	10,862	1,019	1
Finance costs	(36,936)	(13,772)	(6,693)
Profit/(loss) before income tax	56,056	3,087	(98,622)
Unallocated employment costs	39,136	21,949	14,341
Operating Segments [Member]
Reconciliation of Total Segment Adjusted EBITDA and Group Adjusted EBITA to Profit/(Loss) Before Income Tax [Abstract]
Total segment adjusted EBITDA	162,010	97,040	(45,865)
Unallocated income, expenses and eliminations [Abstract]
General and administration costs	(81,137)	(39,559)	(22,574)
Unallocated income, expenses and eliminations [Abstract]
Other gains/(losses) (net)	8,123	(35,854)	(18,751)
Finance income	10,862	1,019	1
Finance costs	(36,936)	(13,772)	(6,693)
Depreciation and amortization	(6,866)	(5,787)	(4,740)
Profit/(loss) before income tax	$ 56,056	$ 3,087	$ (98,622)